Risk Management - Financial assets with contractual cash flows modified during reporting period (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [Abstract]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, amortised cost before modification	₩ 149,511	₩ 145,594
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses, modification gain (loss)	(8,474)	(11,734)
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding	9,825,284	₩ 10,107,413
Non-recoverable financial assets still in the process of recovery	₩ 1,382,281